Employee benefit plans	9 Months Ended
Sep. 30, 2018
Employee benefit plans
Employee benefit plans

11. Employee benefit plans

The Company currently has five principal pension plans, one for German employees, three for French employees and the other covering employees in the United States, the last of which was curtailed in 2002. Plan benefits are generally based on years of service and final salary. As there is no legal requirement in Germany to fund defined benefit plans, the Company's pension obligations in Germany are unfunded. Each year FMCH contributes to the plan covering United States employees at least the minimum required by the Employee Retirement Income Security Act of 1974, as amended. In 2018, FMCH did not have a minimum funding requirement. For the first nine months of 2018, the Company voluntarily provided €42.630 to the defined benefit plan. For the remaining period of 2018, the Company expects further voluntarily contributions of €1.620.

The following table provides the calculations of net periodic benefit cost for the three and nine months ended September 30, 2018 and 2017, respectively.

Net periodic benefit cost
in € THOUS
	For the three months ended September 30,		For the nine months ended September 30,
	2018	2017	2018	2017

Service cost	5.427	7.172	19.059	21.342
Net interest cost	3.307	2.818	9.755	8.356
Net periodic benefit costs	8.734	9.990	28.814	29.698